Fair Value Measurements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded conversion options	$ 1,515,540	$ 780,960
Stock purchase warrants	1,733,055
Total measured at fair value	3,248,595	780,960
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded conversion options	0	0
Stock purchase warrants	0
Total measured at fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded conversion options	0	0
Stock purchase warrants	0
Total measured at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded conversion options	1,515,540	780,960
Stock purchase warrants	1,733,055
Total measured at fair value	$ 3,248,595	$ 780,960